OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
15.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Payables for purchase of property, plant and equipment	274,948,772	253,431,693
Payables for project assets	223,306,031	184,623,149
Government grants related to assets	121,560,000	181,160,000
Value-added tax and other tax payable	88,654,952	26,545,382
Freight payables	23,904,150	28,799,192
Accrued utilities, rentals and interest	14,148,324	35,204,650
Payables to Zhejiang Global Photovoltaic Technology Co., Ltd. (Note 26(c))	16,888,607	-
Contracted labor fee	11,719,622	19,593,436
Accrued warranty cost	11,101,709	21,179,367
Commission payables	8,651,046	2,020,242
Accrued professional service fees	6,031,954	13,844,655
Others	12,112,492	50,991,380
Total	813,027,659	817,393,146

The government grant was under Golden Sun Program which was sponsored by China's Ministry of Finance, Ministry of Science and Technology, the National Energy Administration of the National Development and Reform Commission, and the Ministry of Housing and Urban-Rural Development. Jiangxi Jinko and Zhejiang Jinko were granted by the government for the construction of solar power generation facilities under the project. These grants will be deducted from the carrying amount when the assets are ready for use.